Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Computers and software	Office equipment & furniture	Leasehold improvements	Communication & equipment		Total
Cost:
Balance at January 1, 2021	$35	$-	$-	$		$35
Business combination	17	11	-		9	37
Additions	73	48	6		5	132

Balance at December 31, 2021	125	59	6		14	204
Additions	42	41	99		153	335
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-		(14)	(14)
Balance at December 31, 2022	$167	$100	$105		$153	$525

Accumulated depreciation:
Balance at January 1, 2021	3	-	-		-	3
Depreciation expense	30	10	1		-	41

Balance at December 31, 2021	33	10	1		-	44
Depreciation expense	51	9	9		19	88
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-		(2)	(2)

Balance at December 31, 2022	84	19	10		17	130

Net assets at December 31, 2022	$83	$71	$95		$136	$395
Net assets at December 31, 2021	$92	$49	$5		$14	$160